[THE RESERVE FUNDS(R) LOGO]

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GENERAL INFORMATION AND
24-HOUR YIELD AND BALANCE INFORMATION
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This literature is not authorized for distribution to prospective investors
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Distributor--Resrv Partners, Inc.

RPES/SEMI-ANNUAL 11/02

                           [THE RESERVE FUNDS(R) LOGO]

      SEMI-ANNUAL REPORT

       RESERVE PRIVATE EQUITY SERIES

       BLUE CHIP GROWTH FUND

       INFORMED INVESTORS GROWTH FUND

       INTERNATIONAL EQUITY FUND

       INTERNATIONAL SMALL-CAP FUND

       LARGE-CAP GROWTH FUND

       SMALL-CAP GROWTH FUND

       STRATEGIC GROWTH FUND

       NOVEMBER 30, 2002

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2002--(UNAUDITED)

                                                                        VALUE
 SHARES   COMMON STOCKS--96.7%                                         (NOTE 1)
 ------   --------------------                                         --------
          AEROSPACE--3.5%
  1,925   Northrop Grumman Corp.....................................  $  186,552
                                                                      ----------
          BANKS--6.4%
  2,425   Bank of America Corp......................................     169,944
  3,725   Wells Fargo & Co..........................................     172,132
                                                                      ----------
                                                                         342,076
                                                                      ----------
          BIO-TECHNOLOGY & DRUGS--3.7%
  3,200   Cardinal Health Inc.......................................     196,928
                                                                      ----------
          BIO-TECHNOLOGY RESEARCH & PRODUCT--6.2%
  3,500   Amgen, Inc.*..............................................     165,200
  5,225   Baxter International, Inc.................................     167,148
                                                                      ----------
                                                                         332,348
                                                                      ----------
          CABLE TV & RADIO--2.6%
  6,000   Comcast Corp.--Special Class C*...........................     136,800
                                                                      ----------
          COMMUNICATION TECHNOLOGY--8.0%
 18,448   Cisco Systems, Inc........................................     275,244
  3,400   L-3 Communications Holdings, Inc.*........................     152,796
                                                                      ----------
                                                                         428,040
                                                                      ----------
          COMPUTER SERVICES--3.1%
  4,800   First Data Corp...........................................     166,272
                                                                      ----------
          COMPUTER SOFTWARE & SYSTEMS--7.6%
 23,000   EMC Corp.*................................................     166,750
  4,075   Microsoft Corp.*..........................................     235,616
                                                                      ----------
                                                                         402,366
                                                                      ----------
          COMPUTER TECHNOLOGY--4.8%
  2,925   International Business Machines Corp......................     254,768
                                                                      ----------
          DRUG STORES--3.2%
  6,250   CVS Corp..................................................     168,000
                                                                      ----------
                                                                        VALUE
SHARES    COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------    --------------------------                                  --------
          ELECTRONIC SEMICONDUCTOR--4.1%
 10,375   Intel Corp................................................  $  216,630
                                                                      ----------
          ENTERTAINMENT--4.2%
  4,800   Viacom Inc.--Class B*.....................................     225,648
                                                                      ----------
          FINANCIAL SERVICES--4.4%
  5,971   Citigroup, Inc............................................     232,152
                                                                      ----------
          MULTI-LINE INSURANCE--7.5%
  3,025   American International Group, Inc.........................     197,079
  4,175   Hartford Financial Services Group, Inc....................     204,825
                                                                      ----------
                                                                         401,904
                                                                      ----------
          MULTI-SECTOR--3.1%
  6,000   General Electric Co.......................................     162,600
                                                                      ----------
          PHARMACEUTICAL SERVICES--10.6%
  2,725   Allergan, Inc.............................................     160,203
  3,175   Johnson & Johnson.........................................     181,039
  7,112   Pfizer, Inc...............................................     224,312
                                                                      ----------
                                                                         565,554
                                                                      ----------
          RETAIL--7.0%
  8,112   Best Buy Co., Inc.*.......................................     224,540
  5,700   Home Depot, Inc...........................................     150,594
                                                                      ----------
                                                                         375,134
                                                                      ----------
          TRUCKING--3.1%
  2,625   United Parcel Service, Inc................................     166,320
                                                                      ----------
          WIRELESS EQUIPMENT--3.6%
  4,625   QUALCOMM, Inc.*...........................................     190,643
                                                                      ----------

                 TOTAL INVESTMENTS
                 (COST $5,014,595)...................................      96.7%  $5,150,735
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2002 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $5,014,595)............................................  $ 5,150,735
  Cash...........................................................      170,717
  Dividend and interest receivable...............................        5,929
                                                                   -----------
    Total Assets.................................................    5,327,381
                                                                   -----------
NET ASSETS (NOTES 1 & 5):........................................  $ 5,327,381
                                                                   ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001).......................  $       892
  Paid in surplus................................................   12,624,986
  Accumulated net investment loss................................      (10,883)
  Accumulated net realized loss on investments...................   (7,423,754)
  Net unrealized appreciation on investments.....................      136,140
                                                                   -----------
NET ASSETS.......................................................  $ 5,327,381
                                                                   ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($4,406,814/620,245 shares)............................  $      7.10
                                                                   ===========
  Class I ($920,567/271,660 shares)..............................  $      3.39
                                                                   ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)


INVESTMENT INCOME:
  Dividends......................................................  $    23,374
  Interest.......................................................        1,227
                                                                   -----------
    Total Investment Income......................................       24,601
                                                                   -----------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R......................................................       25,879
    Class I......................................................        4,133
  Distribution (12b-1) fees--Class R.............................        5,392
  Trustee fees...................................................           80
                                                                   -----------
    Total Expenses...............................................       35,484
                                                                   -----------
    Net Investment Loss..........................................      (10,883)
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments...............................   (1,414,848)
  Net change in unrealized appreciation on investments...........      384,089
                                                                   -----------
  Net realized and unrealized loss on investments................   (1,030,759)
                                                                   -----------
  Net Decrease in Net Assets Resulting from Operations...........  $(1,041,642)
                                                                   ===========

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MAY 31,
                                      2002

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2002          2002
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................   $   (10,883)  $   (60,632)
  Net realized loss from investment transactions...........................    (1,414,848)   (3,567,957)
  Net change in unrealized appreciation on investments.....................       384,089       562,511
                                                                              -----------   -----------
  Net decrease in net assets resulting from operations.....................    (1,041,642)   (3,066,078)
                                                                              -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R................................................................            --      (210,366)
    Class I................................................................            --       (92,167)
                                                                              -----------   -----------
  Total distribution to shareholders.......................................            --      (302,533)
                                                                              -----------   -----------
FROM CAPITAL SHARES TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................       149,158     5,148,850
  Reinvestment of distributions............................................            --       286,361
  Cost of shares redeemed..................................................      (344,812)   (6,125,874)
                                                                              -----------   -----------
  Net decrease in net assets resulting from capital share transactions.....      (195,654)     (690,663)
                                                                              -----------   -----------
  Net decrease in net assets...............................................    (1,237,296)   (4,059,274)
NET ASSETS:
  Beginning of year........................................................     6,564,677    10,623,951
                                                                              -----------   -----------
  End of period............................................................   $ 5,327,381   $ 6,564,677
                                                                              ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2002--(UNAUDITED)

                                                                         VALUE
 SHARES    COMMON STOCKS--66.1%                                         (NOTE 1)
 ------    --------------------                                         --------
           APPLICATIONS SOFTWARE--2.0%
    3,700  J.D. Edwards & Co.*.......................................  $   52,277
      900  Intuit Inc.*..............................................      48,546
                                                                       ----------
                                                                          100,823
                                                                       ----------
           BREWERY--1.4%
    1,100  Adolph Coors Co...........................................      71,346
                                                                       ----------
           COMMERCIAL BANKS--2.0%
    2,900  North Fork Bancorporation, Inc............................     100,949
                                                                       ----------
           COMPUTER SERVICES--3.2%
    8,700  Electronic Data Systems Corp..............................     161,298
                                                                       ----------
           E-COMMERCE--9.9%
   10,400  Amazon.com, Inc.*.........................................     242,840
    3,600  Ebay, Inc.*...............................................     248,220
                                                                       ----------
                                                                          491,060
                                                                       ----------
           FINANCE-MORTGAGE LOAN/BANKER--3.8%
    3,800  Countrywide Financial Corp................................     187,340
                                                                       ----------
           FOOD WHOLESALERS--1.0%
    1,400  Performance Food Group Co.*...............................      49,280
                                                                       ----------
           INSURANCE--2.5%
   41,400  Life Partners Holdings, Inc...............................     124,200
                                                                       ----------
           INTERNET SECURITY--8.8%
    8,000  Internet Security Systems, Inc.*..........................     200,248
    5,400  Symantec Corp.*...........................................     236,142
                                                                       ----------
                                                                          436,390
                                                                       ----------
           MEDICAL-BIOMEDICAL/GENETICS--0.3%
    3,220  Acacia Research Corp.*....................................      14,551
                                                                       ----------
           MEDICAL-OUTPATIENT/HOMECARE--1.4%
    2,200  Lincare Holdings, Inc.*...................................      71,985
                                                                       ----------
                                                                         VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           NETWORKING PRODUCTS--1.0%
   10,700  Extreme Networks, Inc.*...................................  $   48,257
                                                                       ----------
           PHARMACEUTICAL SERVICES--1.9%
    2,500  Zimmer Holdings, Inc.*....................................      94,100
                                                                       ----------
           PUBLISHING-NEWSPAPERS--1.5%
      100  The Washington Post Co....................................      72,400
                                                                       ----------
           RETAILERS--1.5%
      900  AutoZone, Inc.*...........................................      73,530
                                                                       ----------
           SCHOOLS--2.1%
    1,900  Apollo Group, Inc.*.......................................      78,375
      700  Corinthian Colleges, Inc.*................................      27,328
                                                                       ----------
                                                                          105,703
                                                                       ----------
           SOFTWARE SERVICE--4.1%
   18,600  BEA Systems, Inc.*........................................     205,325
                                                                       ----------
           TELECOMMUNICATIONS EQUIPMENT--1.0%
    4,100  Comverse Technology, Inc.*................................      49,692
                                                                       ----------
           TRAVEL SERVICES--6.8%
    1,400  Hotels.com*...............................................     101,948
    8,500  USA Interactive*..........................................     236,300
                                                                       ----------
                                                                          338,248
                                                                       ----------
           WEB PORTALS/ISP--4.8%
   13,100  Yahoo! Inc.*..............................................     239,337
                                                                       ----------
           WIRELESS EQUIPMENT--5.1%
    6,100  QUALCOMM, Inc.............................................     251,442
                                                                       ----------

                 TOTAL INVESTMENTS
                 (COST $3,521,895)...................................      66.1%  $3,287,256
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2002 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $3,521,895)............................................  $ 3,287,256
  Cash...........................................................    1,935,447
  Dividend and interest receivable...............................        2,222
                                                                   -----------
    Total Assets.................................................    5,224,925
                                                                   -----------
LIABILITIES:
  Payable for securities purchased...............................      250,568
                                                                   -----------
    Total Liabilities............................................      250,568
                                                                   -----------
NET ASSETS (NOTES 1 & 5):........................................    4,974,357
                                                                   ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001)........................  $       634
  Paid in surplus................................................   14,327,727
  Accumulated net investment loss................................       (2,458)
  Accumulated net realized loss on investments...................   (9,116,907)
  Net unrealized depreciation on investments.....................     (234,639)
                                                                   -----------
NET ASSETS.......................................................  $ 4,974,357
                                                                   ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($4,217,476/523,121 shares)............................  $      8.06
                                                                   ===========
  Class I ($756,881/109,774 shares)..............................  $      6.89
                                                                   ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)


INVESTMENT INCOME:
  Interest.......................................................  $  32,216
  Dividends*.....................................................      4,770
                                                                   ---------
    Total Investment Income......................................     36,986
                                                                   ---------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R......................................................     29,586
    Class I......................................................      4,055
  Distribution (12b-1) fees (Note 3).............................      5,690
  Trustee fees...................................................         73
  Miscellaneous Expense..........................................         40
                                                                   ---------
    Total Expenses...............................................     39,444
                                                                   ---------
    Net Investment Loss..........................................     (2,458)
                                                                   ---------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments...............................   (630,673)
  Net change in unrealized depreciation on investments...........   (159,403)
                                                                   ---------
  Net realized and unrealized loss on investments................   (790,076)
                                                                   ---------
  Net Decrease in Net Assets Resulting from Operations...........  $(792,534)
                                                                   =========

*  Dividends are net of foreign tax withholdings of $75

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MAY 31,
                                      2002

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2002          2002
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................   $    (2,458)  $   (22,473)
  Net realized loss from investment transactions...........................      (630,673)     (421,393)
  Net change in unrealized depreciation on investments.....................      (159,403)     (261,539)
                                                                              -----------   -----------
  Net decrease in net assets resulting from operations.....................      (792,534)     (705,405)
                                                                              -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................       199,944       220,234
  Cost of shares redeemed..................................................      (492,533)   (1,391,165)
                                                                              -----------   -----------
  Net decrease in net assets resulting from capital share transactions.....      (292,589)   (1,170,931)
                                                                              -----------   -----------
  Net decrease in net assets...............................................    (1,085,123)   (1,876,336)
NET ASSETS:
  Beginning of year........................................................     6,059,480     7,935,816
                                                                              -----------   -----------
  End of period............................................................   $ 4,974,357   $ 6,059,480
                                                                              ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2002--(UNAUDITED)

                                                                       VALUE
SHARES   COMMON STOCKS--98.5%                                         (NOTE 1)
------   --------------------                                         --------
         CANADA--3.3%
  2,800  Biovail Corp.*............................................  $   92,764
  4,500  WestJet Airlines Ltd.*....................................      60,547
                                                                     ----------
                                                                        153,311
                                                                     ----------
         DENMARK--2.1%
  3,400  H. Lundbeck A/S...........................................      95,646
                                                                     ----------
         FINLAND--3.6%
  8,700  Nokia Oyj.................................................     167,282
                                                                     ----------
         FRANCE--5.9%
  2,600  BNP Paribas S.A...........................................     105,982
  1,700  Cap Gemini S.A............................................      54,372
  4,600  Publicis Groupe S.A.......................................     117,031
                                                                     ----------
                                                                        277,385
                                                                     ----------
         GERMANY--7.3%
  3,100  Bayerische Motoren Werke AG...............................     105,498
  2,200  Medion AG.................................................      96,457
  1,600  Sap AG....................................................     141,574
                                                                     ----------
                                                                        343,529
                                                                     ----------
         HONG KONG--9.8%
 88,000  China Unicom Ltd.*........................................      67,140
180,000  COFCO International Ltd...................................      49,624
 54,000  Esprit Holdings Ltd.......................................     100,403
200,000  Global Bio-chem Technology Group Co., Ltd.................      53,215
 90,000  Techtronic Industries Co., Ltd............................      80,207
 70,000  Texwinca Holdings Ltd.....................................      48,470
170,000  Zhejiang Expressway Co., Ltd..............................      58,857
                                                                     ----------
                                                                        457,916
                                                                     ----------
         HUNGARY--0.9%
  2,300  OTP Bank Rt...............................................      43,355
                                                                     ----------
         IRELAND--6.1%
 23,000  Anglo Irish Bank Corp. PLC................................     159,348
  2,900  Ryanair Holdings PLC ADR*.................................     127,049
                                                                     ----------
                                                                        286,397
                                                                     ----------
         ISRAEL--2.5%
  1,500  Teva Pharmaceutical Industries Ltd. ADR...................     118,590
                                                                     ----------
         ITALY--6.9%
  1,900  Luxottica Group SpA ADR...................................      25,536
                                                                       VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         ITALY--(CONTINUED)
  3,500  Recordati SpA.............................................  $   77,597
  6,800  Riunione Adriatica di Sicurta SpA.........................      84,777
  9,200  Telecom Italia Mobile SpA (T.I.M.)*.......................      47,288
 22,400  UniCredito Italiano SpA...................................      88,635
                                                                     ----------
                                                                        323,833
                                                                     ----------
         JAPAN--4.8%
  1,300  Honda Motor Co., Ltd......................................      48,989
    800  Matsumotokiyoshi Co., Ltd.................................      35,237
  1,100  Nishimatsuya Chain Co., Ltd...............................      26,782
    550  Nishimatsuya Chain Co., Ltd.**............................      13,391
 12,800  Nissan Motor Co., Ltd.....................................     102,003
                                                                     ----------
                                                                        226,402
                                                                     ----------
         MALAYSIA--3.3%
 47,000  Gamuda Berhad.............................................      68,026
 35,000  Hong Leong Bank Berhad....................................      42,737
 19,000  Resorts World Berhad......................................      45,250
                                                                     ----------
                                                                        156,013
                                                                     ----------
         MEXICO--3.9%
  3,300  Coca-Cola Femsa, S.A. de C.V. ADR.........................      72,897
 78,500  Grupo Financiero BBVA Bancomer, S.A. de C.V.*.............      60,474
 19,700  Wal-Mart de Mexico S.A. de C.V.--Series V.................      47,899
                                                                     ----------
                                                                        181,270
                                                                     ----------
         NETHERLANDS--2.4%
  7,000  Aegon N.V.................................................     113,090
                                                                     ----------
         NORWAY--4.6%
  7,650  Tandberg ASA*.............................................     105,488
 12,400  Tomra Systems ASA.........................................     109,195
                                                                     ----------
                                                                        214,683
                                                                     ----------
         SINGAPORE--2.1%
  5,000  Flextronics International Ltd.*...........................      55,050
  6,500  United Overseas Bank Ltd..................................      44,213
                                                                     ----------
                                                                         99,263
                                                                     ----------
         SOUTH KOREA--2.9%
  9,400  Hyundai Motor Co., Ltd. GDR...............................     136,112
                                                                     ----------
         SPAIN--4.4%
  2,400  Compania de Distribucion Integral Logista, S.A............      48,008

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND
 SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2002--(UNAUDITED) (CONTINUED)

                                                                       VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         SPAIN--(CONTINUED)
  2,100  Grupo Ferrovial, S.A......................................  $   50,442
  4,400  Industria de Diseno Textil, S.A. (Inditex)................     107,131
                                                                     ----------
                                                                        205,581
                                                                     ----------
         SWEDEN--5.4%
  3,300  Axfood AB.................................................      62,113
  6,200  Elekta AB*................................................      62,968
  2,200  Munters AB................................................      47,237
 83,600  Telefonaktiebolaget LM Ericsson...........................      81,676
                                                                     ----------
                                                                        253,994
                                                                     ----------
         SWITZERLAND--4.7%
    160  Givaudan S.A..............................................      66,604
  2,300  Logitech International S.A.*..............................      84,337
  1,400  UBS AG....................................................      70,605
                                                                     ----------
                                                                        221,546
                                                                     ----------
         THAILAND--5.2%
 45,000  Land & Houses Public Co., Ltd.............................      82,873
 99,000  Thai Farmers Bank Public Co., Ltd.*.......................      74,068
  3,200  The Siam Cement Public Co., Ltd...........................      88,103
                                                                     ----------
                                                                        245,044
                                                                     ----------
                                                                       VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         UNITED KINGDOM--6.4%
 21,700  BT Group PLC..............................................  $   70,630
  4,300  Royal Bank of Scotland Group PLC..........................     109,188
 40,600  Vodafone Group PLC........................................      77,250
  1,500  Willis Group Holdings Ltd.*...............................      41,415
                                                                     ----------
                                                                        298,483
                                                                     ----------
         Total Common Stocks
         (Cost $4,410,440).........................................   4,618,725
                                                                     ----------

         PREFERRED STOCKS--1.7%
         ----------------------
         GERMANY--1.7%
    175  Porsche AG................................................      81,251
                                                                     ----------
         Total Preferred Stocks
         (Cost $71,142)............................................      81,251
                                                                     ----------

                 TOTAL INVESTMENTS
                 (COST $4,481,582)...................................     100.2%  $4,699,976
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
**   When issued.

INDUSTRY COMPOSITION

INDUSTRY                                            PERCENT
--------                                            -------
Basic Material....................................     1.9%
Consumer Durables.................................    10.0
Consumer Non Cyclical.............................     5.7
Consumer Staples..................................     2.4
Entertainment.....................................     1.0
Financials........................................    22.1
Health Care.......................................     9.6
Industrial........................................     4.5
IT Services.......................................     1.2
INDUSTRY                                            PERCENT
--------                                            -------
Media.............................................     2.5%
REITS.............................................     3.2
Retail............................................    10.7
Services..........................................     2.3
Technology........................................     8.2
Transportation....................................    10.9
Utilities.........................................     4.0
Other Assets, Less Liabilities....................    (0.2)
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2002 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $4,481,582)............................................  $ 4,699,976
  Receivable for Securities sold.................................      116,677
  Dividend and interest receivable...............................       11,259
                                                                   -----------
    Total Assets.................................................    4,827,912
                                                                   -----------
LIABILITIES:
  Cash overdraft.................................................       19,953
  Payable for Securities purchased...............................      117,316
                                                                   -----------
    Total Liabilities............................................      137,269
                                                                   -----------
NET ASSETS (NOTES 1 & 5):........................................    4,690,643
                                                                   ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001)........................  $       579
  Paid in surplus................................................    7,764,603
  Accumulated net investment loss................................     (127,625)
  Accumulated net realized loss on investments and foreign
    currency transactions........................................   (3,166,072)
  Net unrealized appreciation on investments and translation of
    foreign currency.............................................      219,158
                                                                   -----------
NET ASSETS.......................................................  $ 4,690,643
                                                                   ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($1,467,225/179,906 shares)............................  $      8.16
                                                                   ===========
  Class I ($3,223,418/468,336 shares)............................  $      6.88
                                                                   ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)


INVESTMENT INCOME:
  Dividends*.....................................................  $    35,564
  Interest.......................................................          137
                                                                   -----------
    Total Investment Income......................................       35,701
                                                                   -----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R......................................................       22,322
    Class I......................................................       20,555
  Distribution (12b-1) fees--Class R.............................        3,600
  Trustee fees...................................................          103
                                                                   -----------
    Total Expenses...............................................       46,580
                                                                   -----------
    Net Investment Loss..........................................      (10,879)
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY (NOTE 1):
  Net realized loss on investments...............................     (480,504)
  Net realized loss on foreign currency transactions.............     (102,958)
  Net change in unrealized depreciation on investment............     (694,586)
  Net change in unrealized gain on translation of foreign
    currency.....................................................          226
                                                                   -----------
  Net realized and unrealized loss on investments................   (1,277,822)
                                                                   -----------
  Net Decrease in Net Assets Resulting from Operations...........  $(1,288,701)
                                                                   ===========

*  Dividends are net of foreign tax withholdings of $4,607.

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MAY 31,
                                      2002

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2002           2002
                                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................   $   (10,879)  $    (30,479)
  Net realized loss on investment transactions.............................      (480,504)    (2,405,669)
  Net realized loss on foreign currency transactions.......................      (102,958)      (149,013)
  Net change in unrealized depreciation (appreciation) on investments......      (694,586)       922,854
  Net change in unrealized appreciation on foreign currency transactions...           226          2,872
                                                                              -----------   ------------
  Net decrease in net assets resulting from operations.....................    (1,288,701)    (1,659,435)
                                                                              -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R................................................................            --       (143,385)
    Class I................................................................            --       (133,919)
                                                                              -----------   ------------
  Total distribution to shareholders.......................................            --       (277,304)
                                                                              -----------   ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................       797,267     47,480,896
  Reinvestment of distributions............................................            --        277,282
  Cost of shares redeemed..................................................    (3,283,116)   (51,172,350)
                                                                              -----------   ------------
  Net decrease in net assets resulting from capital share transactions.....    (2,485,849)    (3,414,172)
                                                                              -----------   ------------
  Net decrease in net assets...............................................    (3,774,550)    (5,350,911)
NET ASSETS:
  Beginning of year........................................................     8,465,193     13,816,104
                                                                              -----------   ------------
  End of period............................................................   $ 4,690,643   $  8,465,193
                                                                              ===========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2002--(UNAUDITED)

                                                                       VALUE
 SHARES   COMMON STOCKS--87.3%                                        (NOTE 1)
 ------   --------------------                                        --------
          AUSTRALIA--2.4%
  3,200   TAB Queensland Ltd........................................  $  8,176
                                                                      --------
          CHINA--2.5%
  4,500   BYD Co., Ltd.*............................................     8,627
                                                                      --------
          FRANCE--9.1%
    180   Bonduelle S.C.A...........................................    11,990
    100   Eiffage S.A...............................................     7,556
    290   Essilor International S.A.................................    11,538
                                                                      --------
                                                                        31,084
                                                                      --------
          GERMANY--8.3%
    250   Puma AG...................................................    17,065
    300   Stada Arzneimittel AG.....................................    11,394
                                                                      --------
                                                                        28,459
                                                                      --------
          HONG KONG--7.3%
 12,000   Fountain Set Holdings, Ltd................................     5,847
  6,000   Techtronic Industries Co., Ltd............................     5,347
  6,000   Texwinca Holdings Ltd.....................................     4,155
  8,000   Tsingtao Brewery Co., Ltd.................................     3,949
 16,000   Zhejiang Expressway Co., Ltd..............................     5,539
                                                                      --------
                                                                        24,837
                                                                      --------
          IRELAND--3.7%
  1,825   Anglo Irish Bank Corp. PLC................................    12,644
                                                                      --------
          ITALY--13.6%
    270   Davide Campari Milano SpA*................................     7,946
  2,150   De'Longhi SpA.............................................    10,613
    750   Industria Macchine Automatiche SpA........................     9,232
  1,000   Merloni Elettrodomestici SpA..............................    10,523
    360   Recordati SpA.............................................     7,981
                                                                      --------
                                                                        46,295
                                                                      --------
          JAPAN--6.1%
    200   Bandai Co., Ltd...........................................     7,194
    900   Kuraya Sanseido Inc.......................................     6,225
    200   Nishimatsuya Chain Co., Ltd...............................     4,869
    100   Nishimatsuya Chain Co., Ltd.**............................     2,435
                                                                      --------
                                                                        20,723
                                                                      --------
                                                                       VALUE
SHARES    COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------    --------------------------                                  --------
          SPAIN--8.7%
    700   Acesa Infraestructuras, S.A...............................  $  7,461
    100   ACS, Actividades de Construccion y Sericious, S.A.........     2,976
    500   Grupo Ferrovial, S.A......................................    12,010
    900   Indra Sistemas, S.A.......................................     6,970
                                                                      --------
                                                                        29,417
                                                                      --------
          SWEDEN--11.1%
    230   Axfood AB.................................................     4,329
    490   Clas Ohlson AB............................................    11,873
     90   Getinge AB................................................     1,778
    350   Munters AB................................................     7,515
  1,800   Swedish Match AB..........................................    12,221
                                                                      --------
                                                                        37,716
                                                                      --------
          SWITZERLAND--8.5%
     50   Centerpulse AG............................................     8,029
     30   Givaudan S.A..............................................    12,488
    150   Nobel Biocare Holding AG..................................     8,460
                                                                      --------
                                                                        28,977
                                                                      --------
          UNITED KINGDOM--1.9%
    400   Travis Perkins PLC........................................     6,568
                                                                      --------
          UNITED STATES--4.1%
    360   Taro Pharmaceutical Industries, Ltd.*.....................    14,134
                                                                      --------
          Total Common Stocks
          (Cost $263,185)...........................................   297,657
                                                                      --------

          PREFERRED STOCKS--3.4%
          ----------------------
          GERMANY--3.4%
     25   Porsche AG................................................    11,607
                                                                      --------
          Total Preferred Stocks
          (Cost $10,888)............................................    11,607
                                                                      --------

                 TOTAL INVESTMENTS
                 (COST $274,073).....................................      90.7%   $309,264
                                                                       ========    ========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
**   When issued.

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND
 SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2002--(UNAUDITED) (CONTINUED)

INDUSTRY COMPOSITION

INDUSTRY                                            PERCENT
--------                                            -------
Consumer Cyclical.................................     1.9%
Consumer Durables.................................    12.1
Consumer Non-Cyclical.............................    16.0
Consumer Staples..................................     8.3
Entertainment.....................................     2.4
Financial Services................................     3.7
INDUSTRY                                            PERCENT
--------                                            -------
Health Care.......................................    19.7%
Industrial........................................     2.2
Retailing.........................................    11.9
Services..........................................    12.5
Other Assets, Less Liabilities....................     9.3
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2002 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $274,073)..............................................  $ 309,264
  Cash...........................................................     37,786
  Dividend and interest receivable...............................        186
                                                                   ---------
    Total Assets.................................................    347,236
                                                                   ---------
LIABILITIES:
  Payable for Securities purchased...............................      6,234
                                                                   ---------
    Total Liabilities............................................      6,234
                                                                   ---------
NET ASSETS (NOTES 1 & 5):........................................    341,002
                                                                   =========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001)........................  $      52
  Paid in surplus................................................    465,386
  Accumulated net investment loss................................     (7,836)
  Accumulated net realized loss on investments and foreign
    currency transactions........................................   (151,812)
  Net unrealized appreciation on investments and translation of
    foreign currency.............................................     35,212
                                                                   ---------
NET ASSETS.......................................................  $ 341,002
                                                                   =========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($198,803/30,386 shares)...............................  $    6.54
                                                                   =========
  Class I ($142,199/21,669 shares)...............................  $    6.56
                                                                   =========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)


INVESTMENT INCOME:
  Dividends*.....................................................  $  1,243
  Interest.......................................................       116
                                                                   --------
    Total Investment Income......................................     1,359
                                                                   --------
EXPENSES (NOTES):
  Comprehensive management fee
    Class R......................................................     1,435
    Class I......................................................       975
  Distribution (12b-1) fees--Class R.............................       231
  Trustee fees...................................................         4
                                                                   --------
    Total Expenses...............................................     2,645
                                                                   --------
    Net Investment Loss..........................................    (1,286)
                                                                   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY (NOTE 1):
  Net realized loss on investments...............................    (3,834)
  Net realized loss on foreign currency transactions.............    (7,857)
  Net change in unrealized depreciation on investments...........   (53,001)
  Net change in unrealized gain on translation of foreign
    currency.....................................................        11
                                                                   --------
  Net realized and unrealized loss on investment.................   (64,681)
                                                                   --------
  Net Decrease in Net Assets Resulting from Operations...........  $(65,967)
                                                                   ========

*  Dividends are net of foreign tax withholdings of $134

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MAY 31,
                                      2002

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2002          2002
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment (loss) income.............................................     $ (1,286)    $  1,200
  Net realized loss on investments.........................................       (3,834)     (36,547)
  Net realized loss on foreign currency transactions.......................       (7,857)     (15,357)
  Net change in unrealized (depreciation) appreciation on investments......      (53,001)      80,624
  Net change in unrealized gain (loss) on translation of foreign
    currency...............................................................           11          (11)
                                                                                --------     --------
  Net (decrease) increase in net assets resulting from operations..........      (65,967)      29,909
                                                                                --------     --------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................       52,054       16,134
  Cost of shares redeemed..................................................      (14,034)      (3,874)
                                                                                --------     --------
  Net increase in net assets resulting from capital share transactions.....       38,020       12,260
                                                                                --------     --------
  Net (decrease) increase in net assets....................................      (27,947)      42,169
NET ASSETS:
  Beginning of year........................................................      368,949      326,780
                                                                                --------     --------
  End of period............................................................     $341,002     $368,949
                                                                                ========     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2002--(UNAUDITED)

                                                                        VALUE
 SHARES   COMMON STOCKS--88.3%                                         (NOTE 1)
 ------   --------------------                                         --------
          ALUMINUM--3.0%
  4,000   Alcoa, Inc................................................  $  102,200
                                                                      ----------
          BANKING--3.4%
  3,000   Citigroup, Inc............................................     116,640
                                                                      ----------
          BIOTECHNOLOGY/MEDICAL DEVICE--7.0%
  9,500   Millennium Pharmaceuticals, Inc.*.........................      95,095
 15,000   Sepracor, Inc.*...........................................     143,400
                                                                      ----------
                                                                         238,495
                                                                      ----------
          BROADCASTING/CABLE TV--3.4%
  2,500   Viacom Inc.--Class B*.....................................     117,525
                                                                      ----------
          CEMENT & AGGREGATES--2.4%
  4,000   Masco Corp................................................      80,680
                                                                      ----------
          COMPUTER SERVICES--4.2%
  8,800   AOL Time Warner, Inc.*....................................     144,056
                                                                      ----------
          COMPUTER SOFTWARE--4.2%
  2,500   Microsoft Corp.*..........................................     144,550
                                                                      ----------
          DRUGS & HEALTHCARE--10.0%
  2,000   Merck & Co., Inc..........................................     118,820
  3,500   Pfizer, Inc...............................................     110,390
  5,000   Schering-Plough Corp......................................     113,300
                                                                      ----------
                                                                         342,510
                                                                      ----------
          INDUSTRIAL-CONGLOMERATES--5.8%
  4,500   General Electric Co.......................................     121,950
  4,300   Tyco International Ltd....................................      76,712
                                                                      ----------
                                                                         198,662
                                                                      ----------
          INFORMATION TECHNOLOGY-CONGLOMERATES--2.1%
 15,900   Corning, Inc.*............................................      70,437
                                                                      ----------
          INSURANCE--7.6%
  3,800   AFLAC, Inc................................................     117,230
  2,100   American International Group, Inc.........................     136,815
                                                                        VALUE
SHARES    COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------    --------------------------                                  --------
          INSURANCE--(CONTINUED)
    129   Travelers Property Casualty Corp.--Class A*...............  $    2,058
    266   Travelers Property Casualty Corp.--Class B*...............       4,256
                                                                      ----------
                                                                         260,359
                                                                      ----------
          NATURAL GAS--0.5%
  6,100   The Williams Co., Inc.....................................      16,165
                                                                      ----------
          OIL--7.6%
  2,000   ChevronTexaco Corp........................................     134,060
  3,600   Exxon Mobil Corp..........................................     125,280
                                                                      ----------
                                                                         259,340
                                                                      ----------
          RECREATION--3.7%
  6,400   The Walt Disney Co........................................     126,848
                                                                      ----------
          RETAILING--3.9%
  5,000   Home Depot, Inc...........................................     132,100
                                                                      ----------
          RESTAURANTS--4.2%
  7,800   McDonald's Corp...........................................     144,300
                                                                      ----------
          SECURITIES BROKERAGE--3.7%
 11,000   The Charles Schwab Corp...................................     126,940
                                                                      ----------
          SEMICONDUCTOR--11.4%
 30,000   Agere Systems, Inc.*......................................      41,400
  5,300   Intel Corp................................................     110,664
  7,000   Nokia Corp. ADR...........................................     134,470
  5,200   Texas Instruments, Inc....................................     104,572
                                                                      ----------
                                                                         391,106
                                                                      ----------
          TELECOMMUNICATIONS EQUIPMENT--0.2%
 30,000   Acterna Corp.*............................................       7,800
                                                                      ----------

                 TOTAL INVESTMENTS
                 (COST $5,012,697)...................................      88.3%  $3,020,713
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2002 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $5,012,697)............................................  $ 3,020,713
  Cash...........................................................      341,296
  Receivable for securities sold.................................       52,913
  Dividend and interest receivable...............................        4,990
                                                                   -----------
    Total Assets.................................................    3,419,912
                                                                   -----------
NET ASSETS (NOTES 1 & 5):........................................    3,419,912
                                                                   ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001)........................  $       743
  Paid in surplus................................................    6,120,363
  Accumulated net investment income..............................        1,098
  Accumulated net realized loss on investments...................     (710,308)
  Net unrealized depreciation on investments.....................   (1,991,984)
                                                                   -----------
NET ASSETS.......................................................  $ 3,419,912
                                                                   ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($2,239,141/302,757 shares)............................  $      7.40
                                                                   ===========
  Class I ($1,180,771/440,045 shares)............................  $      2.68
                                                                   ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)


INVESTMENT INCOME:
  Dividends......................................................  $  17,585
  Interest.......................................................      4,419
                                                                   ---------
    Total Investment Income......................................     22,004
                                                                   ---------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R......................................................     13,116
    Class I......................................................      5,007
  Distribution (12b-1) fees--class R (Note 3)....................      2,733
  Trustee fees...................................................         50
                                                                   ---------
    Total Expenses...............................................     20,906
                                                                   ---------
    Net Investment Income........................................      1,098
                                                                   ---------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments...............................     (4,570)
  Net change in unrealized depreciation on investments...........   (503,657)
                                                                   ---------
  Net realized and unrealized loss on investments................   (508,227)
                                                                   ---------
  Net Decrease in Net Assets Resulting from Operations...........  $(507,129)
                                                                   =========

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MAY 31,
                                      2002

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2002          2002
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss).............................................    $    1,098   $   (16,071)
  Net realized loss from investment transactions...........................        (4,570)     (194,068)
  Net change in unrealized depreciation on investments.....................      (503,657)   (1,047,450)
                                                                               ----------   -----------
  Net decrease in net assets resulting from operations.....................      (507,129)   (1,257,589)
                                                                               ----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................        22,981     1,108,188
  Cost of shares redeemed..................................................      (259,394)     (494,719)
                                                                               ----------   -----------
  Net (decrease) increase in net assets resulting from capital shares
    transactions...........................................................      (236,413)      613,469
                                                                               ----------   -----------
  Net decrease in net assets...............................................      (743,542)     (644,120)
NET ASSETS:
  Beginning of year........................................................     4,163,454     4,807,574
                                                                               ----------   -----------
  End of period............................................................    $3,419,912   $ 4,163,454
                                                                               ==========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2002--(UNAUDITED)

                                                                        VALUE
SHARES   COMMON STOCKS--98.6%                                         (NOTE 1)
------   --------------------                                         --------
         CAPITAL GOODS--3.6%
 48,900  Orbotech, Ltd.*...........................................  $   834,723
 75,850  Vishay Intertechnology, Inc.*.............................    1,071,760
                                                                     -----------
                                                                       1,906,483
                                                                     -----------
         CONSUMER NON-DURABLES--7.7%
 92,350  Activision, Inc.*.........................................    1,994,760
101,300  Fossil, Inc.*.............................................    2,056,390
                                                                     -----------
                                                                       4,051,150
                                                                     -----------
         CONSUMER SERVICES--9.8%
 27,100  Bebe Stores, Inc.*........................................      363,140
 27,300  Harman International Industries...........................    1,703,520
 20,300  Hot Topic, Inc.*..........................................      491,037
 50,000  Tiffany & Co.*............................................    1,419,000
 45,150  Williams-Sonoma, Inc.*....................................    1,189,251
                                                                     -----------
                                                                       5,165,948
                                                                     -----------
         ENERGY--11.5%
503,100  Canadian 88 Energy Corp.*.................................      671,638
 50,600  Newfield Exploration Co.*.................................    1,830,202
148,400  XTO Energy, Inc...........................................    3,554,180
                                                                     -----------
                                                                       6,056,020
                                                                     -----------
         FINANCIAL SERVICES--2.5%
 38,500  Brown & Brown, Inc........................................    1,325,170
                                                                     -----------
         HEALTHCARE-BIOTECH/PHARMACEUTICALS--2.9%
 73,500  Alkermes, Inc.*...........................................      654,885
 41,000  OSI Pharmaceuticals, Inc.*................................      885,190
                                                                     -----------
                                                                       1,540,075
                                                                     -----------
         HEALTHCARE-DEVICES--1.0%
 19,000  Orthofix International N.V.*..............................      538,650
                                                                     -----------
         HEALTHCARE SERVICES--23.0%
 40,375  Accredo Health, Inc.*.....................................    2,152,956
 50,000  AdvancePCS*...............................................    1,234,500
 30,000  American Healthways, Inc.*................................      618,900
169,810  Caremark Rx, Inc.*........................................    2,998,845
259,500  Chronimed, Inc.*..........................................    1,557,000
 27,800  National Dentex Corp.*....................................      530,146
 63,000  Priority Healthcare Corp.*................................    1,387,260
 88,300  PSS World Medical, Inc.*..................................      609,270
168,600  Trizetto Group, Inc.*.....................................    1,080,726
                                                                     -----------
                                                                      12,169,603
                                                                     -----------
                                                                        VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         HUMAN RESOURCES--1.7%
107,200  On Assignment, Inc.*......................................  $   890,832
                                                                     -----------
         TECHNOLOGY-ENTERPRISE SOFTWARE--14.7%
 38,250  Business Objects S.A. ADR*................................      764,656
109,000  Documentum, Inc.*.........................................    2,029,580
 35,785  Fair, Isacc and Company, Inc..............................    1,567,383
 92,000  Manugistics Group, Inc.*..................................      364,320
104,200  MRO Software, Inc.*.......................................    1,229,560
 59,600  Rational Software Corp.*..................................      551,300
 77,775  Retek, Inc.*..............................................      344,543
 51,900  Serena Software, Inc.*....................................      943,023
                                                                     -----------
                                                                       7,794,365
                                                                     -----------
         TECHNOLOGY-HARDWARE/EQUIPMENT--10.5%
 90,500  ATMI, Inc.*...............................................    2,169,286
 30,000  Brooks-PRI Automation, Inc.*..............................      433,200
 92,000  FSI International, Inc.*..................................      416,760
 23,200  KLA-Tencor Corp.*.........................................    1,024,744
100,000  Kopin Corp.*..............................................      528,000
106,400  LTX Corp.*................................................      981,008
                                                                     -----------
                                                                       5,552,998
                                                                     -----------
         TELECOMMUNICATIONS & EQUIPMENT--8.4%
133,600  Aeroflex, Inc.*...........................................    1,039,408
101,700  Anadigics, Inc.*..........................................      391,545
 80,000  Applied Micro Circuits Corp.*.............................      364,800
 56,100  DSP Group, Inc.*..........................................      973,335
130,700  JDS Uniphase Corp.*.......................................      445,687
 18,700  ParthusCeva, Inc.*........................................      131,087
 93,000  Skyworks Solutions, Inc.*.................................    1,120,650
                                                                     -----------
                                                                       4,466,512
                                                                     -----------
         TELECOMMUNICATIONS-SOFTWARE--1.3%
181,600  Witness Systems, Inc.*....................................      706,242
                                                                     -----------

                 TOTAL INVESTMENTS
                 (COST $74,732,701)..................................      98.6%  $52,164,048
                                                                       ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30 2002 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $74,732,701)...........................................  $ 52,164,048
  Cash...........................................................       762,966
  Dividend and interest receivable...............................           862
                                                                   ------------
    Total Assets.................................................    52,927,876
                                                                   ------------
NET ASSETS (NOTES 1 & 5):........................................  $ 52,927,876
                                                                   ============
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001)........................  $      2,430
  Paid in surplus................................................    98,353,021
  Accumulated net investment loss................................      (344,753)
  Accumulated net realized loss on investments...................   (22,514,169)
  Net unrealized depreciation on investments.....................   (22,568,653)
                                                                   ------------
NET ASSETS.......................................................  $ 52,927,876
                                                                   ============
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($40,552,324/1,629,752 shares).........................  $      24.88
                                                                   ============
  Class I ($12,375,552/799,334 shares)...........................  $      15.48
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)


INVESTMENT INCOME:
  Dividends......................................................  $     14,249
  Interest.......................................................         7,943
                                                                   ------------
    Total Investment Income......................................        22,192
                                                                   ------------
EXPENSES (NOTE 3)
  Comprehensive management fee
    Class R......................................................       254,869
    Class I......................................................        62,195
  Distribution (12b-1) fees--Class R.............................        49,013
  Trustee fees...................................................           868
                                                                   ------------
    Total Expenses...............................................       366,945
                                                                   ------------
    Net Investment Loss..........................................      (344,753)
                                                                   ------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments...............................    (1,115,187)
  Net change in unrealized depreciation on investments...........   (12,962,048)
                                                                   ------------
  Net realized and unrealized loss on investments................   (14,077,235)
                                                                   ------------
  Net Decrease in Net Assets Resulting from operations...........  $(14,421,988)
                                                                   ============

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MAY 31,
                                      2002

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2002           2002
                                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $   (344,753)  $   (961,146)
  Net realized loss on investment transactions.............................    (1,115,187)   (12,620,421)
  Net change in unrealized depreciation on investments.....................   (12,962,048)    (3,186,190)
                                                                             ------------   ------------
  Net decrease in net assets resulting from operations.....................   (14,421,988)   (16,767,757)
                                                                             ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................     7,744,726     93,918,632
  Cost of shares redeemed..................................................   (11,846,421)   (93,140,431)
                                                                             ------------   ------------
  Net (decrease) increase in net assets resulting from capital share
    transactions...........................................................    (4,101,695)       778,201
                                                                             ------------   ------------
  Net decrease in net assets...............................................   (18,523,683)   (15,989,556)
NET ASSETS:
  Beginning of year........................................................    71,451,559     87,441,115
                                                                             ------------   ------------
  End of period............................................................  $ 52,927,876   $ 71,451,559
                                                                             ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2002--(UNAUDITED)

                                                                      VALUE
SHARES  COMMON STOCKS--97.9%                                         (NOTE 1)
------  --------------------                                         --------
        CONGLOMERATE & DIVERSIFIED COMPANIES--2.5%
4,000   General Electric Co.......................................  $  108,400
                                                                    ----------
        ELECTRONIC COMPONENTS SEMI-CONDUCTOR--0.1%
   64   Agere Systems, Inc........................................          88
1,587   Agere Systems, Inc. CL B..................................       2,238
                                                                    ----------
                                                                         2,326
                                                                    ----------
        ENERGY--5.7%
3,000   Anadarko Petroleum Corp...................................     141,600
3,000   Exxon Mobil Corp..........................................     104,400
                                                                    ----------
                                                                       246,000
                                                                    ----------
        FINANCIAL-BANKS/S&L--4.7%
3,500   JP Morgan Chase & Co......................................      88,095
2,500   Wells Fargo & Co..........................................     115,525
                                                                    ----------
                                                                       203,620
                                                                    ----------
        FINANCIAL-BROKERAGES & INSURANCE--12.9%
1,300   American Express Co.......................................      50,609
1,000   American International Group, Inc.........................      65,150
8,250   The Charles Schwab Corp...................................      95,205
3,500   Citigroup, Inc............................................     136,080
1,000   The Goldman Sachs Group, Inc..............................      78,870
1,400   Marsh & McLennan Co.......................................      66,080
1,500   Morgan Stanley Dean Witter & Co...........................      67,860
                                                                    ----------
                                                                       559,854
                                                                    ----------
        HEALTH--13.0%
2,000   Amgen Inc*................................................      94,400
1,500   Cardinal Health Inc.......................................      92,310
2,000   Genentech, Inc.*..........................................      66,000
3,000   Johnson & Johnson.........................................     171,060
4,500   Pfizer, Inc...............................................     141,930
                                                                    ----------
                                                                       565,700
                                                                    ----------
        INDEX--1.9%
3,000   NASDAQ 100 Index Tracking Stock*..........................      82,860
                                                                    ----------
        MEDIA & LEISURE--7.5%
3,000   AOL Time Warner, Inc.*....................................      49,110
5,000   Comcast Corp.--Special Class A*...........................     114,000
4,000   McDonald's Corp...........................................      74,000
4,500   The Walt Disney Co........................................      89,190
                                                                    ----------
                                                                       326,300
                                                                    ----------
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        NON-DURABLES--7.0%
2,000   Colgate-Palmolive Co......................................  $  102,780
1,500   Kimberly-Clark Corp.......................................      75,480
1,000   Pepsico, Inc..............................................      42,480
1,000   Proctor and Gamble Co.....................................      84,000
                                                                    ----------
                                                                       304,740
                                                                    ----------
        RETAILING--9.1%
1,000   Costco Wholesale Corp.....................................      32,300
5,000   The Home Depot, Inc.......................................     132,100
2,000   Target Corp...............................................      69,560
3,000   Wal-Mart Stores, Inc......................................     162,480
                                                                    ----------
                                                                       396,440
                                                                    ----------
        TECHNOLOGY-HARDWARE--15.0%
6,000   Applied Materials, Inc.*..................................     102,300
4,000   Cisco Systems, Inc.*......................................      59,680
5,000   Dell Computer Corp.*......................................     142,850
5,000   EMC Corp..................................................      36,250
3,000   Flextronics International Ltd.............................      33,030
4,000   Intel Corp................................................      83,520
2,250   International Business Machines Corp......................     195,975
                                                                    ----------
                                                                       653,605
                                                                    ----------
        TECHNOLOGY-INTERNET--0.6%
1,000   The Internet HOLDRs Trust*................................      28,100
                                                                    ----------
        TECHNOLOGY-SOFTWARE--6.9%
3,500   Microsoft Corp.*..........................................     202,370
8,000   Oracle Corp.*.............................................      97,200
                                                                    ----------
                                                                       299,570
                                                                    ----------
        TELECOMMUNICATIONS--10.7%
6,000   Lucent Technologies, Inc.*................................      10,500
3,000   Nokia Corp. ADR...........................................      57,630
4,500   QUALCOMM, Inc.*...........................................     185,490
5,000   Verizon Communications, Inc...............................     209,400
                                                                    ----------
                                                                       463,020
                                                                    ----------
        UTILITIES--0.3%
3,000   Calpine Corp.*............................................      13,290
                                                                    ----------

                 TOTAL INVESTMENTS
                 (COST $6,402,055)...................................      97.9%  $4,253,825
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2002 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $6,402,055)............................................  $ 4,253,825
  Cash...........................................................       85,415
  Dividend and interest receivable...............................        4,091
                                                                   -----------
    Total Assets.................................................    4,343,331
                                                                   -----------
NET ASSETS (NOTES 1 & 5):........................................  $ 4,343,331
                                                                   ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001)........................  $       700
  Paid in surplus................................................    9,312,323
  Accumulated net investment income..............................        1,781
  Accumulated net realized loss on investments...................   (2,823,243)
  Net unrealized depreciation on investments.....................   (2,148,230)
                                                                   -----------
NET ASSETS.......................................................  $ 4,343,331
                                                                   ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($932,437/151,666 shares)..............................  $      6.15
                                                                   ===========
  Class I ($3,410,894/547,584 shares)............................  $      6.23
                                                                   ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)


INVESTMENT INCOME:
  Dividends*.....................................................  $  23,906
  Interest.......................................................        338
                                                                   ---------
    Total Investment Income......................................     24,244
                                                                   ---------
EXPENSES: (NOTE 3)
  Comprehensive management fee
    Class R......................................................      5,236
    Class I......................................................     16,063
  Distribution (12b-1) fees--Class R.............................      1,091
  Trustee fees...................................................         73
                                                                   ---------
    Total Expenses...............................................     22,463
                                                                   ---------
    Net Investment Income........................................      1,781
                                                                   ---------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments...............................   (556,863)
  Net change in unrealized depreciation on investments...........    (99,231)
                                                                   ---------
  Net realized and unrealized loss on investments................   (656,094)
                                                                   ---------
  Net Decrease in Net Assets Resulting from operations...........  $(654,313)
                                                                   =========

*  Dividends are net of foreign tax withholdings of $284

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MAY 31,
                                      2002

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2002          2002
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment gain (loss)...............................................   $     1,781   $   (14,056)
  Net realized loss from investment transactions...........................      (556,863)   (1,449,954)
  Net change in unrealized depreciation on investments.....................       (99,231)   (1,072,235)
                                                                              -----------   -----------
  Net decrease in net assets resulting from operations.....................      (654,313)   (2,536,245)
                                                                              -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investments income--Class I..........................................            --       (16,090)
                                                                              -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................       102,181       933,852
  Reinvestment of distributions............................................            --        16,052
  Cost of shares redeemed..................................................      (934,148)   (2,412,194)
                                                                              -----------   -----------
  Net decrease in net assets resulting from capital share transactions.....      (831,967)   (1,462,290)
                                                                              -----------   -----------
  Net decrease in net assets...............................................    (1,486,280)   (4,014,625)
NET ASSETS:
  Beginning of year........................................................     5,829,611     9,844,236
                                                                              -----------   -----------
  End of period............................................................   $ 4,343,331   $ 5,829,611
                                                                              ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of seven regulated investment companies (commonly called mutual funds):
     Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund (August 1, 2000, commencement of operation), Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund (each "Fund"; collectively the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes.

     The Trust is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest of $.001 par value.

     The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION
     ---------------------------------------------------------------------------

     Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     ---------------------------------------------------------------------------

     Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December.

     FOREIGN CURRENCY TRANSLATION
     ---------------------------------------------------------------------------

     With respect to the Reserve International Equity Fund and the Reserve International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date.

     The Funds do not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held.

     FEDERAL INCOME TAXES
     ---------------------------------------------------------------------------

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     The following funds have capital loss carryfowards expiring on May 31, 2009 as follows:

                                                            TOTAL
                                                          ----------
      Informed Investors Growth Fund....................  $3,398,638
      International Small-Cap Fund......................      22,437
      Large-Cap Growth Fund.............................     263,785
      Small-Cap Growth Fund.............................   1,729,117
      Strategic Growth Fund.............................     113,831

(2)  INVESTMENT ACTIVITY
--------------------------------------------------------------------------------

     For the Six Months ended November 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                AGGREGATE   AGGREGATE
                                                PURCHASES     SALES
                                                ----------  ----------
      Blue Chip Growth Fund...................  $3,720,204  $4,098,615
      Informed Investors Growth Fund..........   6,075,982   4,664,052
      International Equity Fund...............   3,635,573   5,704,065
      International Small-Cap Fund............     226,025     214,368
      Large-Cap Growth Fund...................   1,073,959     849,978
      Small-Cap Growth Fund...................   2,557,626   5,961,955
      Strategic Growth Fund...................          --     882,560

     At November 30, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                       NET UNREALIZED
                                                                       APPRECIATION/
                                           APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                           ------------  ------------  --------------
      Blue Chip Growth Fund..............   $  428,867   $   (292,727)  $    136,140
      Informed Investors Growth Fund.....       48,287       (282,926)      (234,639)
      International Equity Fund..........      448,219       (229,825)       218,394
      International Small-Cap Fund.......       45,514        (10,323)        35,191
      Large-Cap Growth Fund..............       22,565     (2,014,549)    (1,991,984)
      Small-Cap Growth Fund..............    8,350,460    (30,919,113)   (22,568,653)
      Strategic Growth Fund..............      174,746     (2,322,976)    (2,148,230)

(3)  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

     Reserve Management Co., Inc. ("RMCI"), serves as the each Fund's investment adviser (the "Advisor") subject to the direction of the Trustees. Under the Investment Management Agreement, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, or any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's distribution Plan and the fees of the disinterested Trustees for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives the a comprehensive management fee, based on each class' average daily net assets, at the following annual rates:

                                                 CLASS R     CLASS I
                                                ----------  ----------
      Blue Chip Growth Fund...................      1.20%       0.90%
      Informed Investors Growth Fund..........      1.30        1.00
      International Equity Fund...............      1.55        1.25
      International Small-Cap Fund............      1.55        1.25
      Large-Cap Growth Fund...................      1.20        0.90
      Small-Cap Growth Fund...................      1.30        1.00
      Strategic Growth Fund...................      1.20        0.90

     RMCI and the Trust have retained registered investment advisers to serve as the Fund's sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

     For their services, the Sub-Advisers of the Funds receive an annual fee of up to one-half of the Adviser's net profit for the year before taxes of the respective Fund. Net profit is deemed to be the comprehensive management fee and 12b-1 fees less direct and allocated fund expenses and all applicable sales and marketing costs. The Adviser may also pay a Sub-Adviser for marketing assistance.

--------------------------------------------------------------------------------
     The Trust has entered into a distribution plan (the "Plan") with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. As distributor, RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing at its own expense financial consultants and compensating broker-dealers who supply distribution assistance to RESRV. RESRV also is responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at the annual rate of 0.25% of Class R's average daily net assets. Class I shares do not participate in the Plan.

                                                          DISTRIBUTION FEE
                                                          ----------------
      Blue Chip Growth Fund.............................      $ 5,392
      Informed Investors Growth Fund....................        5,690
      International Equity Fund.........................        3,600
      International Small-Cap Fund......................          231
      Large-Cap Growth Fund.............................        2,733
      Small-Cap Growth Fund.............................       49,013
      Strategic Growth Fund.............................        1,091

     Certain Officers / Trustees of the Trust are also Officers of RMCI.

     TRANSACTIONS WITH AFFILIATES
     ---------------------------------------------------------------------------

     As of November 30, 2002, certain key officers of RMCI owned 29.3% of Blue Chip Growth Fund, 22.5% of Informed Investors Growth Fund, 10.6% of International Equity Fund, 58.3% of International Small-Cap Fund, 32.2% of Large-Cap Growth Fund, 4.4% of Small-Cap Growth Fund and 18.0% of Strategic Growth Fund.

(4)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

     For the Six Months ended November 30, 2002, the capital share transactions of each Fund were as follows:

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE BLUE CHIP GROWTH FUND                                   SHARES       AMOUNT       SHARES       AMOUNT
     -----------------------------                                 ----------  ------------  ----------  ------------
     Sold........................................................      15,437  $    107,142      12,656  $     42,016
     Redeemed....................................................     (31,272)     (213,910)    (40,346)     (130,902)
                                                                   ----------  ------------  ----------  ------------
     Net Decrease................................................     (15,835) $   (106,768)    (27,690) $    (88,886)
                                                                   ==========  ============  ==========  ============

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE INFORMED INVESTORS GROWTH FUND                          SHARES       AMOUNT       SHARES       AMOUNT
     --------------------------------------                        ----------  ------------  ----------  ------------
     Sold........................................................      20,835  $    177,334       3,100  $     22,610
     Redeemed....................................................     (52,402)     (450,271)     (5,848)      (42,262)
                                                                   ----------  ------------  ----------  ------------
     Net Decrease................................................     (31,567) $   (272,937)     (2,748) $    (19,652)
                                                                   ==========  ============  ==========  ============

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE INTERNATIONAL EQUITY FUND                               SHARES       AMOUNT       SHARES       AMOUNT
     ---------------------------------                             ----------  ------------  ----------  ------------
     Sold........................................................      98,851  $    787,753       1,342  $      9,514
     Redeemed....................................................    (394,853)   (3,274,315)     (1,159)       (8,801)
                                                                   ----------  ------------  ----------  ------------
     Net (Decrease) Increase.....................................    (296,002) $ (2,486,562)        183  $        713
                                                                   ==========  ============  ==========  ============

--------------------------------------------------------------------------------

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE INTERNATIONAL SMALL-CAP FUND                            SHARES       AMOUNT       SHARES       AMOUNT
     ------------------------------------                          ----------  ------------  ----------  ------------
     Sold........................................................       6,578  $     43,251       1,146  $      8,803
     Redeemed....................................................        (630)       (4,081)     (1,453)       (9,953)
                                                                   ----------  ------------  ----------  ------------
     Net Increase (Decrease).....................................       5,948  $     39,170        (307) $     (1,150)
                                                                   ==========  ============  ==========  ============

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE LARGE-CAP GROWTH FUND                                   SHARES       AMOUNT       SHARES       AMOUNT
     -----------------------------                                 ----------  ------------  ----------  ------------
     Sold........................................................       1,415  $      9,946       5,206  $     13,035
     Redeemed....................................................     (31,488)     (214,341)    (18,167)      (45,053)
                                                                   ----------  ------------  ----------  ------------
     Net Decrease................................................     (30,073) $   (204,395)    (12,961) $    (32,018)
                                                                   ==========  ============  ==========  ============

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE SMALL-CAP GROWTH FUND                                   SHARES       AMOUNT       SHARES       AMOUNT
     -----------------------------                                 ----------  ------------  ----------  ------------
     Sold........................................................     260,694  $  6,131,036     111,042  $  1,613,690
     Redeemed....................................................    (385,778)   (8,867,972)   (216,125)   (2,978,449)
                                                                   ----------  ------------  ----------  ------------
     Net Decrease................................................    (125,084) $ (2,736,936)   (105,083) $ (1,364,759)
                                                                   ==========  ============  ==========  ============

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE STRATEGIC GROWTH FUND                                   SHARES       AMOUNT       SHARES       AMOUNT
     -----------------------------                                 ----------  ------------  ----------  ------------
     Sold........................................................       2,808  $     16,658      13,835  $     85,523
     Redeemed....................................................      (1,195)       (6,681)   (164,269)     (927,467)
                                                                   ----------  ------------  ----------  ------------
     Net Increase (Decrease).....................................       1,613  $      9,977    (150,434) $   (841,944)
                                                                   ==========  ============  ==========  ============

     For the year ended May 31, 2002, the capital share transactions of each Fund were as follows:

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE BLUE CHIP GROWTH FUND                                   SHARES       AMOUNT       SHARES       AMOUNT
     -----------------------------                                 ----------  ------------  ----------  ------------
     Sold........................................................      29,764  $    292,187     953,404  $  4,856,663
     Reinvested..................................................      21,185       205,916      17,450        80,445
     Redeemed....................................................    (125,212)   (1,177,858)   (974,199)   (4,948,016)
                                                                   ----------  ------------  ----------  ------------
     Net Decrease................................................     (74,263) $   (679,755)     (3,345) $    (10,908)
                                                                   ==========  ============  ==========  ============

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE INFORMED INVESTORS GROWTH FUND                          SHARES       AMOUNT       SHARES       AMOUNT
     --------------------------------------                        ----------  ------------  ----------  ------------
     Sold........................................................      14,302  $    140,217       9,590  $     80,017
     Redeemed....................................................    (133,034)   (1,308,786)    (10,888)      (82,379)
                                                                   ----------  ------------  ----------  ------------
     Net Decrease................................................    (118,732) $ (1,168,569)     (1,298) $     (2,362)
                                                                   ==========  ============  ==========  ============

--------------------------------------------------------------------------------

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE INTERNATIONAL EQUITY FUND                               SHARES       AMOUNT       SHARES       AMOUNT
     ---------------------------------                             ----------  ------------  ----------  ------------
     Sold........................................................   2,618,480  $ 27,156,999   2,277,746  $ 20,323,897
     Reinvested..................................................      14,810       143,362      16,472       133,920
     Redeemed....................................................  (2,980,229)  (31,458,222) (2,215,281)  (19,714,128)
                                                                   ----------  ------------  ----------  ------------
     Net (Decrease) Increase.....................................    (346,939) $ (4,157,861)     78,937  $    743,689
                                                                   ==========  ============  ==========  ============

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE INTERNATIONAL SMALL-CAP FUND                            SHARES       AMOUNT       SHARES       AMOUNT
     ------------------------------------                          ----------  ------------  ----------  ------------
     Sold........................................................         434  $      3,100       1,751  $     13,034
     Redeemed....................................................        (482)       (3,476)        (52)         (398)
                                                                   ----------  ------------  ----------  ------------
     Net (Decrease) Increase.....................................         (48) $       (376)      1,699  $     12,636
                                                                   ==========  ============  ==========  ============

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE LARGE-CAP GROWTH FUND                                   SHARES       AMOUNT       SHARES       AMOUNT
     -----------------------------                                 ----------  ------------  ----------  ------------
     Sold........................................................      36,202  $    338,333     212,169  $    769,855
     Redeemed....................................................     (37,764)     (368,866)    (38,252)     (125,853)
                                                                   ----------  ------------  ----------  ------------
     Net (Decrease) Increase.....................................      (1,562) $    (30,533)    173,917  $    644,002
                                                                   ==========  ============  ==========  ============

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE SMALL-CAP GROWTH FUND                                   SHARES       AMOUNT       SHARES       AMOUNT
     -----------------------------                                 ----------  ------------  ----------  ------------
     Sold........................................................   2,219,838  $ 69,845,885   1,130,641  $ 24,072,747
     Redeemed....................................................  (2,202,309)  (69,276,729) (1,139,116)  (23,863,702)
                                                                   ----------  ------------  ----------  ------------
     Net Increase (Decrease).....................................      17,529  $    569,156      (8,475) $    209,045
                                                                   ==========  ============  ==========  ============

                                                                           CLASS R                   CLASS I
                                                                   ------------------------  ------------------------
     RESERVE STRATEGIC GROWTH FUND                                   SHARES       AMOUNT       SHARES       AMOUNT
     -----------------------------                                 ----------  ------------  ----------  ------------
     Sold........................................................       1,160  $      9,194     113,957  $    924,658
     Reinvested..................................................          --            --       1,979        16,052
     Redeemed....................................................      (2,866)      (22,559)   (295,908)   (2,389,635)
                                                                   ----------  ------------  ----------  ------------
     Net Decrease................................................      (1,706) $    (13,365)   (179,972) $ (1,448,925)
                                                                   ==========  ============  ==========  ============

(5)  MANAGEMENT'S USE OF ESTIMATES
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

     Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be read in conjunction with the accompanying financial data and related notes.

                                                                            CLASS R
                                               ------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                   FISCAL YEARS ENDED MAY 31,
                                               NOVEMBER 30,     -------------------------------------------------
                                                  2002(A)        2002       2001      2000       1999       1998
                                               -------------    -------    ------    -------    -------    ------
     RESERVE BLUE CHIP GROWTH FUND
     ----------------------------------------
     Net asset value, beginning of year......     $  8.43       $ 12.37    $21.49    $ 20.84    $ 15.09    $15.46
                                                  -------       -------    ------    -------    -------    ------
       Net investment loss...................       (0.02)        (0.09)    (0.20)     (0.21)     (0.23)    (0.00)
       Net realized and unrealized (loss)
         gain................................       (1.31)        (3.52)    (5.89)      5.48       7.02      2.82
                                                  -------       -------    ------    -------    -------    ------
     Total from investment operations........       (1.33)        (3.61)    (6.09)      5.27       6.79      2.82
     Less distribution from net realized net
       capital gain..........................          --         (0.33)    (3.03)     (4.62)     (1.04)    (3.19)
                                                  -------       -------    ------    -------    -------    ------
     Net asset value, end of period..........     $  7.10       $  8.43    $12.37    $ 21.49    $ 20.84    $15.09
                                                  =======       =======    ======    =======    =======    ======
     Total Return............................      (15.78)%      (29.52)%  (31.35)%    23.89%     46.62%    19.70%
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------------------
     Net assets end of period (thousands)....     $ 4,407       $ 5,364    $8,789    $13,911    $10,570    $8,532
     Ratio of expenses to average net
       assets................................        1.45%(b)      1.47%     1.47%      1.45%      1.53%     1.75%
     Ratio of net investment loss to average
       net assets............................       (0.51)%(b)    (0.86)%   (1.13)%    (1.03)%    (0.96)%   (0.87)%
     Portfolio turnover rate.................          72%          127%      145%        94%       144%      113%

                                                                       CLASS I
                                               --------------------------------------------------------
                                                SIX MONTHS                                      PERIOD
                                                   ENDED         FISCAL YEARS ENDED MAY 31,      ENDED
                                               NOVEMBER 30,     ----------------------------    MAY 31,
                                                  2002(A)        2002       2001       2000     1999(C)
                                               -------------    -------    -------    ------    -------
     RESERVE BLUE CHIP GROWTH FUND
     ----------------------------------------
     Net asset value, beginning of period....     $  4.01       $  6.06    $ 12.23    $13.29    $10.00
                                                  -------       -------    -------    ------    ------
       Net investment loss...................          --         (0.01)     (0.04)    (0.05)    (0.32)
       Net realized and unrealized (loss)
         gain................................       (0.62)        (1.71)     (3.10)     3.61      4.65
                                                  -------       -------    -------    ------    ------
     Total from investment operations........       (0.62)        (1.72)     (3.14)     3.56      4.33
     Less distribution from net realized
       capital gain..........................          --         (0.33)     (3.03)    (4.62)    (1.04)
                                                  -------       -------    -------    ------    ------
     Net asset value, end of period..........     $  3.39       $  4.01    $  6.06    $12.23    $13.29
                                                  =======       =======    =======    ======    ======
     Total Return............................      (15.46)%      (29.05)%   (30.92)%   24.66%    32.90%
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------------------
     Net assets end of period (thousands)....     $   921       $ 1,201    $ 1,835    $2,104    $    2
     Ratio of expenses to average net
       assets................................        0.90%(b)      0.92%      0.92%     0.90%     0.88%(c)
     Ratio of net investment gain (loss) to
       average net assets....................        0.04%(b)     (0.31)%    (0.56)%   (0.64)%   (1.12)%(c)
     Portfolio turnover rate.................          72%          127%       145%       94%      144%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                            CLASS R
                                               -----------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                   FISCAL YEARS ENDED MAY 31,
                                               NOVEMBER 30,     ------------------------------------------------
                                                   2002          2002      2001       2000       1999      1998
                                               -------------    ------    -------    -------    ------    ------
     RESERVE INFORMED INVESTORS GROWTH FUND
     ----------------------------------------
     Net asset value, beginning of year......     $  9.31       $10.31    $ 16.44    $ 12.38    $10.46    $11.48
                                                  -------       ------    -------    -------    ------    ------
     Income from investment operations
       Net investment loss...................       (0.01)       (0.04)     (0.02)     (0.07)    (0.27)    (0.20)
       Net realized and unrealized (loss)
         gain................................       (1.24)       (0.96)     (5.64)      8.62      4.12      2.08
                                                  -------       ------    -------    -------    ------    ------
     Total from investment operations........       (1.25)       (1.00)     (5.66)      8.55      3.85      1.88
     Less distribution from net realized
       capital gain..........................          --           --      (0.47)     (4.49)    (1.93)    (2.90)
                                                  -------       ------    -------    -------    ------    ------
     Net asset value, end of period..........     $  8.06       $ 9.31    $ 10.31    $ 16.44    $12.38    $10.46
                                                  =======       ======    =======    =======    ======    ======
     Total Return............................      (13.42)%      (9.70)%   (34.41)%    67.08%    42.22%    17.88%
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------------------
     Net assets end of period (thousands)....     $ 4,217       $5,166    $ 6,941    $16,807    $4,123    $4,334
     Ratio of expenses to average net
       assets................................        1.56%(b)     1.56%      1.56%      1.55%     1.61%     1.75%
     Ratio of net investment loss to average
       net assets............................       (0.18)%(b)   (0.41)%    (0.08)%    (0.74)%   (1.04)%   (0.91)%
     Portfolio turnover rate.................         269%         356%       529%       629%      551%      410%

                                                                      CLASS I
                                               ------------------------------------------------------
                                                SIX MONTHS            FISCAL YEARS            PERIOD
                                                  ENDED               ENDED MAY 31,            ENDED
                                               NOVEMBER 30,    ---------------------------    MAY 31,
                                                   2002         2002      2001       2000     1999(C)
                                               ------------    ------    -------    ------    -------
     RESERVE INFORMED INVESTORS GROWTH FUND
     ----------------------------------------
     Net asset value, beginning of year......    $  7.94       $ 8.74    $ 13.98    $10.85    $10.00
                                                 -------       ------    -------    ------    ------
     Income from investment operations
       Net investment gain (loss)............       0.01         0.01       0.08     (0.04)    (0.03)
       Net realized and unrealized (loss)
         gain................................      (1.06)       (0.81)     (4.85)     7.66      2.81
                                                 -------       ------    -------    ------    ------
     Total from investment operations........      (1.05)       (0.80)     (4.77)     7.62      2.78
     Less distribution from net realized
       capital gain..........................         --           --      (0.47)    (4.49)    (1.93)
                                                 -------       ------    -------    ------    ------
     Net asset value, end of period..........    $  6.89       $ 7.94    $  8.74    $13.98    $10.85
                                                 =======       ======    =======    ======    ======
     Total Return............................     (13.22)%      (9.15)%   (34.10)%   68.07%     8.50%
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------------------
     Net assets end of period (thousands)....    $   757       $  893    $   995    $1,404    $    1
     Ratio of expenses to average net
       assets................................       1.00%(b)     1.01%      1.01%     1.00%     1.06%(b)
     Ratio of net investment gain (loss) to
       average net assets....................       0.38%(b)     0.14%      0.61%    (0.47)%   (0.59)%(b)
     Portfolio turnover rate.................        269%         356%       529%      629%      551

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                              CLASS R
                                               ---------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                     FISCAL YEARS ENDED MAY 31,
                                               NOVEMBER 30,     ----------------------------------------------------
                                                  2002(A)        2002        2001       2000       1999       1998
                                               -------------    -------    --------    -------    -------    -------
     RESERVE INTERNATIONAL EQUITY FUND
     ----------------------------------------
     Net asset value, beginning of year......     $  9.73       $ 12.00    $  20.41    $ 12.73    $ 13.22    $ 12.59
                                                  -------       -------    --------    -------    -------    -------
     Income from investment operations
       Net investment loss...................       (0.42)        (0.12)      (0.10)     (0.19)     (0.06)     (0.04)
       Net realized and unrealized (loss)
         gain................................       (1.15)        (1.86)      (4.51)      7.87      (0.43)      0.67
                                                  -------       -------    --------    -------    -------    -------
     Total from investment operations........       (1.57)        (1.98)      (4.61)      7.68      (0.49)      0.63
     Less distributions from net realized
       capital gain..........................          --         (0.29)      (3.80)        --         --         --
                                                  -------       -------    --------    -------    -------    -------
     Net asset value, end of period..........     $  8.16       $  9.73    $  12.00    $ 20.41    $ 12.73    $ 13.22
                                                  =======       =======    ========    =======    =======    =======
     Total Return............................      (16.14)%      (16.48)%    (26.29)%    60.33%     (3.78)%     5.00%
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------------------
     Net assets end of period (thousands)....     $ 1,467       $ 4,630    $  9,873    $13,781    $12,310    $12,699
     Ratio of expenses to average net
       assets................................        1.81%(b)      1.84%       1.94%      1.80%      1.87%      2.00%
     Ratio of net investment loss to average
       net assets............................       (0.61)%(b)    (0.55)%     (0.51)%    (0.86)%    (0.50)%    (0.39)%
     Portfolio turnover rate.................          59%          112%         47%        86%       174%       114%

                                                                       CLASS I
                                               -------------------------------------------------------
                                                SIX MONTHS                                     PERIOD
                                                  ENDED         FISCAL YEARS ENDED MAY 31,      ENDED
                                               NOVEMBER 30,    ----------------------------    MAY 31,
                                                 2002(C)        2002       2001       2000     1999(C)
                                               ------------    -------    -------    ------    -------
     RESERVE INTERNATIONAL EQUITY FUND
     ----------------------------------------
     Net asset value, beginning of period....    $  8.19       $ 10.13    $ 17.82    $11.21    $10.00
                                                 -------       -------    -------    ------    ------
     Income from investment operations
       Net investment income (loss)..........       0.00*         0.00*      0.04     (0.04)    (0.48)
       Net realized and unrealized (loss)
         gain................................      (1.31)        (1.65)     (3.88)     6.65      1.69
                                                 -------       -------    -------    ------    ------
     Total from investment operations........      (1.31)        (1.65)     (3.84)     6.61      1.21
     Less distributions from:
       Net investment income.................         --            --      (0.05)       --        --
       Net realized capital gain.............         --         (0.29)     (3.80)       --        --
                                                 -------       -------    -------    ------    ------
     Total distributions.....................                    (0.29)     (3.85)     0.00      0.00
                                                 -------       -------    -------    ------    ------
     Net asset value, end of period..........    $  6.88       $  8.19    $ 10.13    $17.82    $11.21
                                                 =======       =======    =======    ======    ======
     Total Return............................     (16.00)%      (16.26)%   (25.83)%   58.97%    12.00%
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------------------
     Net assets end of period (thousands)....    $ 3,224       $ 3,835    $ 3,943    $  529    $    1
     Ratio of expenses to average net
       assets................................       1.25%(b)      1.29%      1.39%     1.25%     1.29%
     Ratio of net investment (loss) income to
       average net assets....................      (0.13)%(b)     0.06%      0.30%    (0.58)%   (5.43)%
     Portfolio turnover rate.................         59%          112%        47%       86%      174%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                        CLASS R
                                                         --------------------------------------
                                                          SIX MONTHS     FISCAL YEAR    PERIOD
                                                            ENDED           ENDED        ENDED
                                                         NOVEMBER 30,      MAY 31,      MAY 31,
                                                           2002(A)          2002        2001(D)
                                                         ------------    -----------    -------
     RESERVE INTERNATIONAL SMALL-CAP EQUITY FUND
     --------------------------------------------------
     Net asset value, beginning of period..............     $ 7.95          $7.32       $ 10.00
                                                            ------          -----       -------
     Income from investment operations
       Net investment income (loss)....................       0.00*          0.01         (0.08)
       Net realized and unrealized (loss) gain.........      (1.41)          0.62         (2.60)
                                                            ------          -----       -------
     Total from investment operations..................      (1.41)          0.63         (2.68)
                                                            ------          -----       -------
     Net asset value, end of period....................     $ 6.54          $7.95       $  7.32
                                                            ======          =====       =======
     Total Return......................................      (0.18)%         8.61%       (26.80)%
     RATIOS/SUPPLEMENTAL DATA
     --------------------------------------------------
     Net assets end of period (thousands)..............     $  199          $ 194       $   179
     Ratio of expenses to average net assets...........       1.80%(b)       1.81%         1.80%(b)
     Ratio of net investment (loss) income to average
       net assets......................................      (1.01)%(b)      0.12%        (1.09)%(b)
     Portfolio turnover rate...........................         74%           155%          164%

                                                                        CLASS I
                                                         --------------------------------------
                                                          SIX MONTHS     FISCAL YEAR    PERIOD
                                                            ENDED           ENDED        ENDED
                                                         NOVEMBER 30,      MAY 31,      MAY 31,
                                                           2002(A)          2002        2001(D)
                                                         ------------    -----------    -------
     RESERVE INTERNATIONAL SMALL-CAP EQUITY FUND
     --------------------------------------------------
     Net asset value, beginning of period..............     $ 7.95          $7.28       $ 10.00
                                                            ------          -----       -------
     Income from investment operations
       Net investment (loss) income....................      (0.01)          0.05         (0.04)
       Net realized and unrealized loss................      (1.38)          0.62         (2.68)
                                                            ------          -----       -------
     Total from investment operations..................      (1.39)          0.67         (2.72)
                                                            ------          -----       -------
     Net asset value, end of period....................     $ 6.56          $7.95       $  7.28
                                                            ======          =====       =======
     Total Return......................................      (0.17)%         9.20%       (27.20)%
     RATIOS/SUPPLEMENTAL DATA
     --------------------------------------------------
     Net assets end of period (thousands)..............     $  142          $ 175       $   148
     Ratio of expenses to average net assets...........       1.26%(b)       1.26%         1.25%(b)
     Ratio of net investment (loss) income to average
       net assets......................................      (0.44)%(b)      0.68%        (0.56)%(b)
     Portfolio turnover rate...........................         74%           155%          164%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                            CLASS R
                                               ------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                   FISCAL YEARS ENDED MAY 31,
                                               NOVEMBER 30,     -------------------------------------------------
                                                  2002(A)        2002       2001       2000       1999      1998
                                               -------------    -------    -------    -------    ------    ------
     RESERVE LARGE CAP GROWTH FUND
     ----------------------------------------
     Net asset value, beginning of year......     $  8.38       $ 11.06    $ 17.32    $ 21.38    $18.16    $14.61
                                                  -------       -------    -------    -------    ------    ------
     Income from investment operations
       Net investment (loss) income..........       (0.00)*       (0.05)     (0.10)      0.04        --     (0.03)
       Net realized and unrealized (loss)
         gain................................       (0.98)        (2.63)     (2.09)     (2.14)     3.76      3.89
                                                  -------       -------    -------    -------    ------    ------
     Total from investment operations........       (0.98)        (2.68)     (2.19)     (2.10)     3.76      3.86
     Less distribution from:
       Net investment income.................          --            --      (0.05)        --        --        --
       Net realized capital gain.............          --            --      (4.02)     (1.96)    (0.54)    (0.31)
                                                  -------       -------    -------    -------    ------    ------
     Total distribution......................          --            --      (4.07)     (1.96)    (0.54)    (0.31)
                                                  -------       -------    -------    -------    ------    ------
     Net asset value, end of period..........     $  7.40       $  8.38    $ 11.06    $ 17.32    $21.38    $18.16
                                                  =======       =======    =======    =======    ======    ======
     Total Return with management
       contribution..........................      (11.69)%      (24.23)%   (14.10)%   (10.95)%   21.13%    26.71%
     Total Return without management
       contribution..........................          --            --         --     (11.10)%      --        --
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------------------
     Net assets end of period (thousands)....     $ 2,239       $ 2,790    $ 3,697    $ 5,084    $8,118    $6,786
     Ratio of expenses to average net
       assets................................       1.450%(b)     1.460%      1.48%      1.45%     1.51%     1.75%
     Ratio of net investment (loss) income to
       average net assets....................       (0.12)%(b)    (0.53)%    (0.78)%     0.17%    (0.22)%   (0.36)%
     Portfolio turnover rate.................          31%           99%       158%        70%       69%       25%

                                                                        CLASS I
                                               ---------------------------------------------------------
                                                SIX MONTHS                                       PERIOD
                                                   ENDED         FISCAL YEARS ENDED MAY 31,       ENDED
                                               NOVEMBER 30,     -----------------------------    MAY 31,
                                                  2002(A)        2002       2001       2000      1999(C)
                                               -------------    -------    -------    -------    -------
     RESERVE LARGE CAP GROWTH FUND
     ----------------------------------------
     Net asset value, beginning of period....     $  3.03       $  3.98    $  9.06    $ 12.06    $ 10.00
                                                  -------       -------    -------    -------    -------
     Income from investment operations
       Net investment income (loss)..........        0.01          0.00*     (0.05)      0.11      (0.01)
       Net realized and unrealized (loss)
         gain................................       (0.36)        (0.95)     (0.94)     (1.15)      2.61
                                                  -------       -------    -------    -------    -------
     Total from investment operations........       (0.35)        (0.95)     (0.99)     (1.04)      2.60
     Less distribution from:
       Net investment income.................          --            --      (0.07)
       Net realized capital gain.............          --            --      (4.02)     (1.96)     (0.54)
                                                  -------       -------    -------    -------    -------
     Total distribution......................          --            --      (4.09)     (1.96)     (0.54)
                                                  -------       -------    -------    -------    -------
     Net asset value, end of period..........     $  2.68       $  3.03    $  3.98    $  9.06    $ 12.06
                                                  =======       =======    =======    =======    =======
     Total Return with management
       contribution..........................      (11.55)%      (23.87)%   (13.59)%   (10.61)%    20.60%
     Total Return without management
       contribution..........................                                          (10.71)%
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------------------
     Net assets end of period (thousands)....     $ 1,181       $ 1,374    $ 1,111    $   897    $12,042%(b)
     Ratio of expenses to average net
       assets................................        0.90%(b)      0.91%      0.93%      0.90%      0.87%(b)
     Ratio of net investment income (loss) to
       average net assets....................        0.44%(b)      0.05%     (0.21)%     0.11%     (0.38)%(b)
     Portfolio turnover rate.................          31%           99%       158%        70%        69%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                            CLASS R
                                               ------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                   FISCAL YEARS ENDED MAY 31,
                                               NOVEMBER 30,     -------------------------------------------------
                                                   2002          2002       2001       2000       1999      1998
                                               -------------    -------    -------    -------    ------    ------
     RESERVE SMALL-CAP GROWTH FUND
     ----------------------------------------
     Net asset value, beginning of year......     $ 30.85       $ 38.01    $ 45.89    $ 23.61    $16.66    $15.52
                                                  -------       -------    -------    -------    ------    ------
     Income from investment operations
       Net investment loss...................       (0.18)        (0.46)     (0.28)     (0.30)    (0.51)    (0.39)
       Net realized and unrealized (loss)
         gain................................       (5.79)        (6.70)     (6.94)     24.81      7.46      1.53
                                                  -------       -------    -------    -------    ------    ------
     Total from investment operations........       (5.97)        (7.16)     (7.22)     24.51      6.95      1.14
     Less distribution from net realized
       capital gain..........................          --            --      (0.66)     (2.23)       --        --
                                                  -------       -------    -------    -------    ------    ------
     Net asset value, end of period..........     $ 24.88       $ 30.85    $ 38.01    $ 45.89    $23.61    $16.66
                                                  =======       =======    =======    =======    ======    ======
     Total Return............................      (19.35)%      (18.84)%   (15.74)%   105.00%    41.72%     7.35%
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------------------
     Net assets end of period (thousands)....     $40,552       $54,139    $66,028    $29,545    $6,258    $5,541
     Ratio of expenses to average net
       assets................................        1.55%(b)      1.56%      1.55%      1.55%     1.61%     1.75%
     Ratio of net investment loss to average
       net assets............................       (1.46)%(b)    (1.36)%    (0.83)%    (1.19)%   (1.44)%   (1.64)%
     Portfolio turnover rate.................           5%           25%        15%        38%       26%       46%

                                                                       CLASS I
                                               -------------------------------------------------------
                                                SIX MONTHS             FISCAL YEARS            PERIOD
                                                  ENDED               ENDED MAY 31,             ENDED
                                               NOVEMBER 30,    ----------------------------    MAY 31,
                                                   2002         2002       2001       2000     1999(C)
                                               ------------    -------    -------    ------    -------
     RESERVE SMALL-CAP GROWTH FUND
     ----------------------------------------
     Net asset value, beginning of period....    $ 19.14       $ 23.46    $ 28.49    $15.05    $ 10.00
                                                 -------       -------    -------    ------    -------
     Income from investment operations
       Net investment loss...................      (0.07)        (0.18)     (0.05)    (0.11)     (0.08)
       Net realized and unrealized gain
         (loss)..............................      (3.59)        (4.14)     (4.32)    15.78       5.13
                                                 -------       -------    -------    ------    -------
     Total from investment operations........      (3.66)        (4.32)     (4.37)    15.67       5.05
     Less distribution from net realized
       capital gain..........................         --            --      (0.66)    (2.23)        --
                                                 -------       -------    -------    ------    -------
     Net asset value, end of period..........    $ 15.48       $ 19.14    $ 23.46    $28.49    $ 15.05
                                                 =======       =======    =======    ======    =======
     Total Return............................     (19.12)%      (18.41)%   (15.35)%  106.02%     50.50%
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------------------
     Net assets end of period (thousands)....    $12,376       $17,312    $21,413    $3,545    $     2
     Ratio of expenses to average net
       assets................................       1.00%(b)      1.01%      1.00%     1.00%      1.00%(b)
     Ratio of net investment loss to average
       net assets............................      (0.92)%(b)    (0.80)%    (0.30)%   (0.77)%    (0.89)%(b)
     Portfolio turnover rate.................          5%           25%        15%       38%        26%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                  CLASS R
                                               ----------------------------------------------
                                                SIX MONTHS
                                                   ENDED         FISCAL YEARS ENDED MAY 31,
                                               NOVEMBER 30,     -----------------------------
                                                  2002(A)        2002       2001      2000(E)
                                               -------------    -------    -------    -------
     RESERVE STRATEGIC GROWTH FUND
     ----------------------------------------
     Net asset value, beginning of period....      $ 6.82       $  9.50    $ 11.59    $10.00
                                                   ------       -------    -------    ------
     Income from investment operations
       Net investment income (loss)..........       (0.01)        (0.05)     (0.01)    (0.06)
       Net realized and unrealized (loss)
         gain................................       (0.66)        (2.63)     (2.08)     1.65
                                                   ------       -------    -------    ------
     Total from investment operations........       (0.67)        (2.68)     (2.09)     1.59
     Net asset value, end of period..........      $ 6.15       $  6.82    $  9.50    $11.59
                                                   ======       =======    =======    ======
     Total Return............................       (9.82)%      (28.21)%   (18.03)%   15.90%
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------------------
     Net assets end of period (thousands)....      $  932       $ 1,023    $ 1,442    $1,663
     Ratio of expenses to average net
       assets................................        1.45%(b)      1.46%      1.46%     1.45%
     Ratio of net investment (loss) to
       average net assets....................       (0.36)%(b)    (0.65)%    (0.10)%   (0.63)%
     Portfolio turnover rate.................           0%           14%        12%        2%

                                                                  CLASS I
                                               ---------------------------------------------
                                                SIX MONTHS
                                                  ENDED         FISCAL YEARS ENDED MAY 31,
                                               NOVEMBER 30,    -----------------------------
                                                 2002(C)        2002       2001      2000(E)
                                               ------------    -------    -------    -------
     RESERVE STRATEGIC GROWTH FUND
     ----------------------------------------
     Net asset value, beginning of period....     $ 6.89       $  9.57    $ 11.64    $10.00
                                                  ------       -------    -------    ------
     Income from investment operations
       Net investment income (loss)..........       0.01         (0.00)*     0.05     (0.02)
       Net realized and unrealized gain
         (loss)..............................      (0.67)        (2.66)     (2.09)     1.66
                                                  ------       -------    -------    ------
     Total from investment operations........      (0.66)        (2.66)     (2.04)     1.64
     Less distribution from net investment
       income................................         --         (0.02)     (0.03)       --
                                                  ------       -------    -------    ------
     Net asset value, end of period..........     $ 6.23       $  6.89    $  9.57    $11.64
                                                  ======       =======    =======    ======
     Total Return............................      (9.58)%      (27.82)%   (17.59)%   16.40%
     RATIOS/SUPPLEMENTAL DATA
     ----------------------------------------
     Net assets end of period (thousands)....     $3,411       $ 4,807    $ 8,402    $8,473
     Ratio of expenses to average net assets
       (with reimbursement)..................         --            --       0.86%       --
     Ratio of expenses to average net assets
       (without reimbursement)...............       0.90%(b)      0.91%      0.91%     1.00%
     Ratio of net investment (loss) income to
       average net assets....................       0.19%(b)     (0.10)%     0.48%    (0.44)%
     Portfolio turnover rate.................          0%           14%        12%        2%

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From October 1, 1998 (Commencement of Operations) to May 31, 1999.
(d)  From August 1, 2000 (Commencement of Operations) to May 31, 2001.
(e)  From June 1, 1999 (Commencement of Operations) to May 31, 2000.
  *  Amount rounds to less than $0.01 per share.